united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Kevin E. Wolf, Gemini Fund Services, LLC.,

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2669

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Sierra Tactical All Asset Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017

Shares		Value
	MUTUAL FUNDS - 99.6%
	AGGREGATE BOND LONG - 4.8%
3,582,037	Putnam Diversified Income Trust - Class Y	$ 25,002,622

	AGGREGATE BOND SHORT - 1.9%
864,510	Thompson Bond Fund - Retail Class	9,846,774

	BANK LOANS - 9.2%
5,908,656	Oppenheimer Senior Floating Rate Fund - Class Y	47,919,204

	BLEND SMALL CAP - 0.1%
24,829	Virtus KAR Small-Cap Core Fund - Class I **	803,226

	CONSERVATIVE ALLOCATION - 7.4%
2,653,133	Hartford Balanced Income Fund - Class I	38,788,801

	DYNAMIC ALLOCATION - 4.9%
2,086,952	Putnam Absolute Return 700 Fund - Class Y **	25,544,288

	EMERGING MARKETS BOND - 13.4%
1,872,893	DoubleLine Emerging Markets Fixed Income Bond Fund - Class I	19,983,770
2,375,538	PIMCO Emerging Markets Bond Fund - Institutional Class	25,228,218
2,944,207	TCW Emerging Markets Income Fund - Institutional Class	25,143,531
		70,355,519
	FOREIGN AGGREGATE BOND - 1.8%
902,234	PIMCO Foreign Bond Fund U.S. Dollar-Hedged - Institutional Class	9,626,837

	FOREIGN BLEND - 10.4%
111,399	Dreyfus Worldwide Growth Fund, Inc. - Class I	5,994,448
2,122,421	Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio - Class I **	48,688,331
		54,682,779
	FOREIGN VALUE - 6.8%
1,189,926	Dodge & Cox Global Stock Fund - Retail Class	16,492,376
1,183,604	Pear Tree Polaris Foreign Value Small Cap Fund - Institutional Class	18,985,007
		35,477,383
	GLOBAL ALLOCATION - 1.4%
692,614	JPMorgan Income Builder Fund - Class I	7,452,528

	HIGH YIELD BOND - 7.1%
1,408,490	AB High Income Fund Inc - Advisor Class	12,436,969
4,285,049	MainStay High Yield Corporate Bond Fund - Class I	24,639,031
3,336	PIMCO High Yield Fund - Institutional Class	29,890
		37,105,890
	MANAGED FUTURES SYSTEMATIC - 0.0%
1	361 Managed Futures Fund - Class I **	12

Sierra Tactical All Asset Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017
Shares		Value
	MARKET NEUTRAL - 1.7%
720,756	AQR Equity Market Neutral Fund - Class I	$ 8,829,266

	MORTGAGE-BACKED - 2.1%
971,484	PIMCO Mortgage Opportunities Fund - Institutional Class	10,764,041

	MUNICIPAL HIGH YIELD - 9.8%
2,937,237	Nuveen High Yield Municipal Bond Fund - Class I	51,284,152

	MUNICIPAL NATIONAL LONG - 4.8%
2,442,859	Prudential Muni High Income Fund - Class Z	25,137,020

	PREFERRED - 8.7%
232,843	Nuveen Preferred Securities Fund - Class I	4,121,322
4,000,966	Principal Preferred Securities Fund - Institutional Class	41,570,038
		45,691,360
	REAL ESTATE SECTOR - 0.2%
35,302	Baron Real Estate Fund - Institutional Shares **	1,059,405

	TECHNOLOGY SECTOR - 1.1%
239,160	Red Oak Technology Select Fund - Select Class	5,873,775

	THEMATIC SECTOR - 2.0%
951,536	Nuveen Global Infrastructure Fund - Class I	10,362,694

	TOTAL MUTUAL FUNDS (Cost $499,236,817)	521,607,576

	SHORT-TERM INVESTMENT - 0.3%
	MONEY MARKET FUND - 0.3%
1,403,536	Goldman Sachs Financial Square Funds-	1,403,536
	Government Fund to Yield 0.97% * (Cost $1,403,536)

	TOTAL INVESTMENTS - 99.9% (Cost $500,640,353) (a)	$ 523,011,112
	OTHER ASSETS LESS LIABILITIES - 0.1%	272,914
	NET ASSETS - 100.0%	$ 523,284,026

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $500,644,037 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 22,548,230
	Unrealized Depreciaiton:	(181,155)
	Net Unrealized Appreciation:	$ 22,367,075

* Money market fund; interest rate reflects seven-day effective yield on December 31, 2017.
** Non-Income producing security.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2017 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 521,607,576	$ -	$ -	$ 521,607,576
Short-Term Investment	1,403,536	-	-	1,403,536
Total	$ 523,011,112	$ -	$ -	$ 523,011,112

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for security classifications.

Sierra Strategic Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017
Shares		Value
	EXCHANGE TRADED FUND - 3.0%
	MUNICIPALS - 3.0%
250,000	iShares National Muni Bond ETF (Cost $27,332,500)	$ 27,685,000

	MUTUAL FUNDS - 96.9%
	AGGREGATE BONDS - 3.6%
1,783,842	MainStay Floating Rate Fund- Class I	16,643,244
1,392,272	PIMCO Income Fund - Institutional Class	17,278,096
		33,921,340
	AGGREGATE BOND SHORT - 3.0%
2,504,250	Thompson Bond Fund - Retail Class	28,523,404

	ASSET-BACKED SECURITIES - 8.6%
2,098,826	AlphaCentric Income Opportunities Fund - Class I	23,611,790
3,607,510	Angel Oak Multi-Strategy Income Fund - Institutional Class	44,191,993
1,091,271	Deer Park Total Return Credit Fund - Class I	12,385,921
		80,189,704
	BANK LOANS - 10.5%
3,226,409	Invesco Floating Rate Fund - Class Y	24,391,651
9,107,355	Oppenheimer Senior Floating Rate Fund - Class Y	73,860,652
		98,252,303
	CONVERTIBLE - 0.3%
194,126	Victory INCORE Investment Grade Convertible Fund - Class I	3,125,435

	DYNAMIC ALLOCATION - 0.9%
679,723	Putnam Absolute Return 700 Fund - Class Y **	8,319,813

	EMERGING MARKET BOND LOCAL CURRENCY - 4.5%
1,016,643	Ashmore Emerging Markets Corporate Debt Fund - Institutional Class	9,037,960
4,039,236	Ashmore Emerging Markets Total Return Fund - Institutional Class	33,404,480
		42,442,440
	EMERGING MARKETS BOND - 16.0%
106,703	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio - Institutional Class	1,008,340
1,312,537	Franklin Emerging Market Debt Opportunities Fund	15,330,433
4,132,874	JPMorgan Emerging Markets Debt Fund - Class I	34,550,826
507,606	MainStay Emerging Markets Debt Fund - Class I	5,497,372
2,335,423	Payden Emerging Markets Bond Fund - Investor Class	33,256,256
3,165,884	PIMCO Emerging Markets Bond Fund - Institutional Class	33,621,687
424,343	PIMCO Emerging Markets Corporate Bond Fund - Institutional Class	4,561,682
287,195	PIMCO Emerging Markets Full Spectrum Bond Fund - Institutional Class	2,242,995
2,381,210	TCW Emerging Markets Income Fund - Institutional Class	20,335,533
		150,405,124

Sierra Strategic Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017
Shares		Value
	FIXED INCOME DIVERSIFIED - 2.0%
1,723,629	PIMCO Unconstrained Bond Fund - Institutional Class	$ 18,649,667

	FOREIGN AGGREGATE BOND - 2.8%
246,920	Dodge & Cox Global Bond Fund	2,696,366
855,231	Oppenheimer Global Strategic Income Fund - Class Y	3,378,161
206,489	PIMCO Credit Absolute Return Fund - Institutional Class	2,093,795
1,735,198	PIMCO Foreign Bond Fund U.S. Dollar-Hedged - Institutional Class	18,514,567
		26,682,889
	GOVERNMENT LONG - 0.9%
1,300,573	PIMCO Long-Term US Government Fund - Institutional Class	8,141,589

	HIGH YIELD BOND - 13.2%
67,543	AB High Income Fund - Advisor Class	596,403
1,250,317	Aberdeen Global High Income Fund - Class I	10,702,620
448,761	Barings Global Credit Income Opportunities Fund - Class Y	4,235,726
1,529,856	City National Rochdale Fixed Income Opportunities Fund - Class N	39,240,800
9,074,670	MainStay High Yield Corporate Bond Fund - Class I	52,179,353
2,208,745	Principal High Yield Fund - Institutional Class	16,477,238
		123,432,140
	LONG SHORT - 3.8%
1,671,440	BlackRock Global Long/Short Equity Fund - Institutional Class **	20,257,847
855,663	Marketfield Fund - Class I **	14,922,756
		35,180,603
	MARKET NEUTRAL - 4.7%
1,096,508	AQR Equity Market Neutral Fund - Class I	13,432,228
903,407	Gateway Fund - Class Y	30,227,991
		43,660,219
	MORTGAGE-BACKED - 2.0%
1,695,607	PIMCO Mortgage Opportunities Fund - Institutional Class	18,787,328

	MUNICIPAL HIGH YIELD - 10.7%
4,604,858	Nuveen High Yield Municipal Bond Fund - Class I	80,400,828
2,200,625	PIMCO High Yield Municipal Bond Fund - Institutional Class	20,003,683
		100,404,511
	PREFERRED - 9.4%
3,927,971	Nuveen Preferred Securities Fund - Class I	69,525,081
358,500	Pimco Captial Securities and Financials Fund - Institutional Class	3,771,421
1,438,810	Principal Preferred Securities Fund - Institutional Class	14,949,239
		88,245,741

	TOTAL MUTUAL FUNDS (Cost $892,758,165)	908,364,250

Sierra Strategic Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2017
Shares		Value
SHORT-TERM INVESTMENT - 0.2%
MONEY MARKET FUND - 0.2%
1,493,761	Goldman Sachs Financial Square Funds-
	Government Fund to Yield 0.97% * (Cost $1,493,761)	$ 1,493,761

	TOTAL INVESTMENTS - 100.1% (Cost $921,584,426) (a)	$ 937,543,011
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(658,781)
	NET ASSETS - 100%	$ 936,884,230

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $921,589,623 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 16,948,297
	Unrealized Depreciation:	(994,909)
	Net Unrealized Appreciation:	$ 15,953,388

* Money market fund; interest rate reflects seven-day effective yield on December 31, 2017.
** Non-Income producing security.
The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2017 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$ 27,685,000	$ -	$ -	$ 27,685,000
Mutual Funds	908,364,250	-	-	908,364,250
Short-Term Investment	1,493,761	-	-	1,493,761
Total	$ 937,543,011	$ -	$ -	$ 937,543,011

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for security classifications.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 2/28/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 2/28/2018

By

/s/ James Colantino

James Colantino, Principal Financial Officer/Treasurer

Date 2/28/2018